Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000006295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000006298
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000006297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000126926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000006295
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	3.45%	3.95%
Without Sales Load [Member] | C000155980
Average Annual Return [Line Items]
Average Annual Return, Percent	8.23%	2.68%	3.33%
Without Sales Load [Member] | C000006298
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	3.72%	4.23%
Without Sales Load [Member] | C000006297
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%	3.15%	3.65%
Without Sales Load [Member] | C000126926
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%	3.72%	4.26%
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	6.59%	0.76%	2.21%
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	5.30%	0.52%	2.37%
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	6.59%	0.76%	2.21%
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	5.30%	0.52%	2.37%
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	6.59%	0.76%	2.21%
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	5.30%	0.52%	2.37%
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	6.59%	0.76%	2.21%
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	5.30%	0.52%	2.37%
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	6.59%	0.76%	2.21%
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	5.30%	0.52%	2.37%